                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Strategic Total
                                                  Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Asset Management,
                                         Inc., 1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2004

DATE OF REPORTING PERIOD:  November 1, 2003 through April 30, 2004

                        Item 1. Reports to Stockholders

                               CALAMOS STRATEGIC
                               TOTAL RETURN FUND

                       SEMI-ANNUAL REPORT APRIL 30, 2004

                           [CALAMOS INVESTMENTS LOGO]
                        Strategies for Serious Money(R)

                          STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
CORPORATE BONDS (31.3%)
                   BASIC INDUSTRIES (3.8%)
                   Boise Cascade Corp.
$  6,267,000       7.350%, 02/01/16                $    6,399,848
   1,790,000       7.000%, 11/01/13                     1,887,941
     725,000       9.450%, 11/01/09                       840,400
   5,595,000       Century Aluminum Company
                   11.750%, 04/15/08                    6,278,984
  14,082,000       Freeport-McMoRan Copper &
                   Gold, Inc.
                   10.125%, 02/01/10                   15,556,577
   8,952,000       Ipsco, Inc.
                   8.750%, 06/01/13                    10,068,750
   7,610,000       Ispat International, NV(a)
                   9.750%, 04/01/14                     7,797,688
   3,581,000       Jarden Corp.
                   9.750%, 05/01/12                     4,045,400
   8,952,000       Phelps Dodge Corp.
                   9.500%, 06/01/31                    12,415,037
                   Steel Dynamics, Inc.
   7,305,000       9.500%, 03/15/09                     8,197,842
     304,000       9.500%, 03/15/09(a)                    341,577
                   Union Carbide Corp.
   5,953,000       7.500%, 06/01/25                     5,594,645
   4,364,000       7.875%, 04/01/23                     4,232,231
                                                   --------------
                                                       83,656,920
                                                   --------------
                   CAPITAL GOODS - INDUSTRIAL (3.4%)
  15,219,000 EUR   AGCO Corp.
                   6.875%, 04/15/14                    18,011,001
   4,476,000       Asbury Automotive Group,
                   Inc.(a)
                   8.000%, 03/15/14                     4,407,875
  12,981,000       CNH Global, NV, Inc.(a)
                   9.250%, 08/01/11                    14,534,800
  12,086,000       Cummins, Inc.
                   9.500%, 12/01/10                    14,076,112
   7,610,000       Imco Recycling, Inc.
                   10.375%, 10/15/10                    8,159,044
   4,476,000       Jacuzzi Brands, Inc.
                   9.625%, 07/01/10                     5,034,375
                   Manitowoc Company, Inc.
   4,476,000       10.500%, 08/01/12                    5,123,875
   3,581,000 EUR   10.375%, 05/15/11                    4,785,052
                                                   --------------
                                                       74,132,134
                                                   --------------
                   CAPITAL GOODS - TECHNOLOGY (3.9%)
  17,010,000       Avnet, Inc.
                   9.750%, 02/15/08                    19,640,775
  10,922,000       Global iTechnology, Inc.
                   10.250%, 02/15/12                   12,529,553
   4,476,000       Monitronics International,
                   Inc.(a)
                   11.750%, 09/01/10                    4,810,625
   1,790,000       Orbital Sciences Corp.
                   9.000%, 07/15/11                     1,969,000
   5,371,000       Rayovac Corp.
                   8.500%, 10/01/13                     5,772,750
  15,219,000       Sanmina-Sci Corp.
                   10.375%, 01/15/10                   17,877,625

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  7,610,000       Stoneridge, Inc.
                   11.500%, 05/01/12               $    9,129,000
   4,476,000       Stratus Technologies, Inc.(a)
                   10.375%, 12/01/08                    4,475,000
   8,952,000       Xerox Corp.
                   7.625%, 06/15/13                     9,173,750
                                                   --------------
                                                       85,378,078
                                                   --------------
                   CONSUMER CYCLICAL (4.2%)
   4,476,000       AMR Corp.(a)
                   7.250%, 02/05/09                     4,368,719
   7,610,000       Central Garden & Pet Company
                   9.125%, 02/01/13                     8,482,363
   7,610,000 GBP   EMI Group, PLC
                   9.750%, 05/20/08                    14,528,212
   4,476,000       IMAX Corp.(a)
                   9.625%, 12/01/10                     4,542,125
                   Intrawest Corp.
   4,029,000       7.500%, 10/15/13                     4,138,256
   3,581,000       10.500%, 02/01/10                    3,929,050
  19,288,000       Mandalay Resort Group
                   10.250%, 08/01/07                   22,512,640
   4,476,000       Oxford Industries, Inc.(a)
                   8.875%, 06/01/11                     4,799,437
  15,219,000       RH Donnelley Financial Corp.
                   10.875%, 12/15/12                   18,181,925
   1,343,000       Royal Caribbean Cruises, Ltd.
                   7.250%, 03/15/18                     1,345,856
                   Warner Music Group(a)
   2,238,000 GBP   8.125%, 04/15/14                     3,938,115
     448,000       7.375%, 04/15/14                       451,975
                                                   --------------
                                                       91,218,673
                                                   --------------
                   CONSUMER GROWTH STAPLES (4.8%)
   4,476,000       Alpharma, Inc.(a)
                   8.625%, 05/01/11                     4,721,125
   4,476,000       Ameripath, Inc.
                   10.500%, 04/01/13                    4,609,250
   1,437,000       Bausch & Lomb, Inc.
                   7.125%, 08/01/28                     1,450,543
                   Charter Communications, Inc.
  11,638,000       10.000%, 04/01/09                   10,093,363
   9,892,000       9.625%, 11/15/09                     8,455,736
   8,952,000       11.125%, 01/15/11                    7,920,750
   4,924,000       Curative Health Services,
                   Inc.(a)
                   10.750%, 05/01/11                    4,965,572
   4,476,000       Quintiles Transisional
                   Corp.(a)
                   10.000%, 10/01/13                    4,654,000
                   Rite Aid Corp.
   4,700,000       11.250%, 07/01/08                    5,227,359
   3,581,000       6.875%, 08/15/13                     3,383,100
   3,357,000       9.250%, 06/01/13                     3,574,406
  10,743,000       Service Corp. International(a)
                   6.750%, 04/01/16                    10,713,150
   7,610,000       Spanish Broadcasting System,
                   Inc.
                   9.625%, 11/01/09                     8,082,969
  14,772,000       Steinway Musical Instruments,
                   Inc.
                   8.750%, 04/15/11                    16,096,575

               See accompanying Notes to Schedule of Investments.              1

                          STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  8,952,000       WH Intermediate Holdings, Ltd.
                   11.750%, 07/15/10               $   10,382,000
                                                   --------------
                                                      104,329,898
                                                   --------------
                   CREDIT CYCLICALS (2.0%)
   7,610,000       Beazer Homes USA, Inc.
                   8.375%, 04/15/12                     8,273,156
   8,057,000       Hovnanian Enterprises, Inc.
                   7.750%, 05/15/13                     8,316,788
  10,743,000       Meritage Corp.(a)
                   7.000%, 05/01/14                    10,444,650
                   Standard Pacific Corp.
   7,162,000       9.250%, 04/15/12                     7,929,700
   2,498,000       9.500%, 09/15/10                     2,765,483
   4,476,000       Texas Industries, Inc.
                   10.250%, 06/15/11                    5,101,500
                                                   --------------
                                                       42,831,277
                                                   --------------
                   ENERGY (3.2%)
  13,250,000       Giant Industries, Inc.
                   8.000%, 05/15/14                    13,262,557
   4,476,000       KCS Energy, Inc.(a)
                   7.125%, 04/01/12                     4,497,375
   8,952,000       Paramount Resources, Ltd.
                   7.875%, 11/01/10                     8,905,250
                   Petrobras International
                   Finance Co.
  14,772,000       9.125%, 07/02/13                    14,878,256
   4,924,000       8.375%, 12/10/18                     4,651,763
   5,662,000       Swift Energy Company
                   9.375%, 05/01/12                     6,311,876
   4,476,000       Tesoro Petroleum Corp.
                   9.625%, 04/01/12                     5,067,937
     985,000       Western Gas Resources, Inc.
                   10.000%, 06/15/09                    1,038,648
   8,952,000       Williams Companies, Inc.
                   8.125%, 03/15/12                     9,777,875
                                                   --------------
                                                       68,391,537
                                                   --------------
                   FINANCIAL (2.3%)
  17,905,000       Dow Jones TRAC-X North America
                   High Yield Series 2 March 2009
                   Trust 3(a)
                   8.000%, 03/25/09                    17,497,250
  17,905,000       Dow Jones TRAC-X North America
                   High Yield Series 2 March 2009
                   Trust 4(a)
                   10.125%, 03/25/09                   17,542,000
   4,566,000       LNR Property Corp.
                   7.625%, 07/15/13                     4,724,258
   9,400,000       Senior Housing Properties
                   Trust
                   8.625%, 01/15/12                    10,572,187
                                                   --------------
                                                       50,335,695
                                                   --------------
                   TELECOMMUNICATIONS (1.7%)
  18,353,000       AT&T Corp.
                   8.750%, 11/15/31                    19,469,780
   7,610,000       General Cable Corp.(a)
                   9.500%, 11/15/10                     8,368,250

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  4,029,000       IPCS Escrow Company(a)
                   11.500%, 05/01/12               $    4,108,050
   4,476,000       Nextel Communications, Inc.
                   7.375%, 08/01/15                     4,670,781
                                                   --------------
                                                       36,616,861
                                                   --------------
                   TRANSPORTATION (0.1%)
   1,790,000       Overseas Shipholding Group,
                   Inc.
                   8.750%, 12/01/13                     2,049,550
                                                   --------------
                   UTILITIES (1.9%)
                   Calpine Corp.
  22,918,000       8.500%, 05/01/08                    16,267,520
  17,457,000       8.500%, 02/15/11                    12,304,012
   4,355,000       7.750%, 04/15/09                     3,037,036
   8,952,000       Edison International
                   9.875%, 04/15/11                     9,263,250
                                                   --------------
                                                       40,871,818
                                                   --------------
                   TOTAL CORPORATE BONDS
                   (Cost $689,712,169)                679,812,441
                                                   ==============

CONVERTIBLE BONDS (6.7%)
                   BASIC INDUSTRIES (0.7%)
  10,700,000       Freeport-McMoRan Copper &
                   Gold, Inc.
                   7.000%, 02/11/11                    14,725,875
                                                   --------------
                   CAPITAL GOODS - INDUSTRIAL (1.1%)
   7,000,000       General Motors Corp.
                   6.250%, 07/15/33                     8,534,400
  13,000,000       Kaydon Corp.
                   4.000%, 05/23/23                    15,112,500
                                                   --------------
                                                       23,646,900
                                                   --------------

                   CAPITAL GOODS - TECHNOLOGY (3.3%)
  33,000,000       Advanced Micro Devices, Inc.
                   4.750%, 02/01/22                    33,618,750
  16,000,000       Fairchild Semiconductor
                   International, Inc.
                   5.000%, 11/01/08                    16,500,000
  22,000,000       LSI Logic Corp.
                   4.000%, 05/15/10                    22,550,000
                                                   --------------
                                                       72,668,750
                                                   --------------
                   ENERGY (0.8%)
  15,000,000       Repsol YPF, SA
                   4.500%, 01/26/11                    16,575,000
                                                   --------------
                   FINANCIAL (0.4%)
   8,700,000       Host Marriott Corp.(a)
                   3.250%, 04/15/24                     8,536,875
                                                   --------------
                   TELECOMMUNICATIONS (0.4%)
   7,700,000       Nextel Communications, Inc.
                   6.000%, 06/01/11                     8,277,500
                                                   --------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $153,284,626)                144,430,900
                                                   ==============

 2             See accompanying Notes to Schedule of Investments.

                          STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
SYNTHETIC CONVERTIBLE SECURITIES (4.4%)
                   CORPORATE BONDS (3.7%)
                   BASIC INDUSTRIES (0.4%)
                   Boise Cascade Corp.
$    733,000       7.350%, 02/01/16                $      750,820
     210,000       7.000%, 11/01/13                       221,490
      85,000       9.450%, 11/01/09                        98,594
     655,000       Century Aluminum Company
                   11.750%, 04/15/08                      736,641
   1,648,000       Freeport-McMoRan Copper &
                   Gold, Inc.
                   10.125%, 02/01/10                    1,825,073
   1,048,000       Ipsco, Inc.
                   8.750%, 06/01/13                     1,181,250
     890,000       Ispat International, NV(a)
                   9.750%, 04/01/14                       914,813
     419,000       Jarden Corp.
                   9.750%, 05/01/12                       474,600
   1,048,000       Phelps Dodge Corp.
                   9.500%, 06/01/31                     1,456,513
                   Steel Dynamics, Inc.
     855,000       9.500%, 03/15/09                       961,758
      36,000       9.500%, 03/15/09 (a)                    40,073
                   Union Carbide Corp.
     697,000       7.500%, 06/01/25                       656,355
     511,000       7.875%, 04/01/23                       496,519
                                                   --------------
                                                        9,814,499
                                                   --------------
                   CAPITAL GOODS - INDUSTRIAL (0.4%)
   1,781,000 EUR   AGCO Corp.
                   6.875%, 04/15/14                     2,113,022
     524,000       Asbury Automotive Group,
                   Inc.(a)
                   8.000%, 03/15/14                       517,125
   1,519,000       CNH Global, NV, Inc.(a)
                   9.250%, 08/01/11                     1,705,200
   1,414,000       Cummins, Inc.
                   9.500%, 12/01/10                     1,651,388
     890,000       Imco Recycling, Inc.
                   10.375%, 10/15/10                      957,206
     524,000       Jacuzzi Brands, Inc.
                   9.625%, 07/01/10                       590,625
                   Manitowoc Company, Inc.
     524,000       10.500%, 08/01/12                      601,125
     419,000 EUR   10.375%, 05/15/11                      561,375
                                                   --------------
                                                        8,697,066
                                                   --------------
                   CAPITAL GOODS - TECHNOLOGY (0.5%)
   1,990,000       Avnet, Inc.
                   9.750%, 02/15/08                     2,304,225
   1,278,000       Global iTechnology, Inc.
                   10.250%, 02/15/12                    1,469,948
     524,000       Monitronics International,
                   Inc.(a)
                   11.750%, 09/01/10                      564,375
     210,000       Orbital Sciences Corp.
                   9.000%, 07/15/11                       231,000
     629,000       Rayovac Corp.
                   8.500%, 10/01/13                       677,250

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  1,781,000       Sanmina-Sci Corp.
                   10.375%, 01/15/10               $    2,097,375
     890,000       Stoneridge, Inc.
                   11.500%, 05/01/12                    1,071,000
     524,000       Stratus Technologies, Inc.(a)
                   10.375%, 12/01/08                      525,000
   1,048,000       Xerox Corp.
                   7.625%, 06/15/13                     1,076,250
                                                   --------------
                                                       10,016,423
                                                   --------------
                   CONSUMER CYCLICAL (0.5%)
     524,000       AMR Corp.(a)
                   7.250%, 02/05/09                       512,531
     890,000       Central Garden & Pet Company
                   9.125%, 02/01/13                       995,138
     890,000 GBP   EMI Group, PLC
                   9.750%, 05/20/08                     1,704,427
     524,000       IMAX Corp.(a)
                   9.625%, 12/01/10                       532,875
                   Intrawest Corp.
     471,000       7.500%, 10/15/13                       485,494
     419,000       10.500%, 02/01/10                      460,950
   2,257,000       Mandalay Resort Group
                   10.250%, 08/01/07                    2,641,148
     524,000       Oxford Industries, Inc.(a)
                   8.875%, 06/01/11                       563,062
   1,781,000       RH Donnelley Financial Corp.
                   10.875%, 12/15/12                    2,133,075
     157,000       Royal Caribbean Cruises, Ltd.
                   7.250%, 03/15/18                       157,894
                   Warner Music Group(a)
     262,000 GBP   8.125%, 04/15/14                       462,013
      52,000       7.375%, 04/15/14                        53,025
                                                   --------------
                                                       10,701,632
                                                   --------------
                   CONSUMER GROWTH STAPLES (0.5%)
     524,000       Alpharma, Inc.(a)
                   8.625%, 05/01/11                       553,875
     524,000       Ameripath, Inc.
                   10.500%, 04/01/13                      540,750
     168,000       Bausch & Lomb, Inc.
                   7.125%, 08/01/28                       170,175
                   Charter Communications, Inc.
   1,362,000       10.000%, 04/01/09                    1,184,137
   1,158,000       9.625%, 11/15/09                       992,014
   1,048,000       11.125%, 01/15/11                      929,250
     576,000       Curative Health Services,
                   Inc.(a)
                   10.750%, 05/01/11                      582,553
     524,000       Quintiles Transisional
                   Corp.(a)
                   10.000%, 10/01/13                      546,000
                   Rite Aid Corp.
     550,000       11.250%, 07/01/08                      613,266
     419,000       6.875%, 08/15/13                       396,900
     393,000       9.250%, 06/01/13                       419,344
   1,257,000       Service Corp. International(a)
                   6.750%, 04/01/16                     1,256,850
     890,000       Spanish Broadcasting System,
                   Inc.
                   9.625%, 11/01/09                       948,281

               See accompanying Notes to Schedule of Investments.              3

                          STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  1,728,000       Steinway Musical Instruments,
                   Inc.
                   8.750%, 04/15/11                $    1,888,425
   1,048,000       WH Intermediate Holdings, Ltd.
                   11.750%, 07/15/10                    1,218,000
                                                   --------------
                                                       12,239,820
                                                   --------------
                   CREDIT CYCLICALS (0.2%)
     890,000       Beazer Homes USA, Inc.
                   8.375%, 04/15/12                       970,594
     943,000       Hovnanian Enterprises, Inc.
                   7.750%, 05/15/13                       975,712
   1,257,000       Meritage Corp.(a)
                   7.000%, 05/01/14                     1,225,350
                   Standard Pacific Corp.
     838,000       9.250%, 04/15/12                       930,300
     292,000       9.500%, 09/15/10                       324,442
     524,000       Texas Industries, Inc.
                   10.250%, 06/15/11                      598,500
                                                   --------------
                                                        5,024,898
                                                   --------------
                   ENERGY (0.4%)
   1,550,000       Giant Industries, Inc.
                   8.000%, 05/15/14                     1,555,942
     524,000       KCS Energy, Inc.(a)
                   7.125%, 04/01/12                       527,625
   1,048,000       Paramount Resources, Ltd.
                   7.875%, 11/01/10                     1,044,750
                   Petrobras International
                   Finance Co.
   1,728,000       9.125%, 07/02/13                     1,745,494
     576,000       8.375%, 12/10/18                       545,738
     663,000       Swift Energy Company
                   9.375%, 05/01/12                       740,499
     524,000       Tesoro Petroleum Corp.
                   9.625%, 04/01/12                       594,562
     115,000       Western Gas Resources, Inc.
                   10.000%, 06/15/09                      121,853
   1,048,000       Williams Companies, Inc.
                   8.125%, 03/15/12                     1,147,125
                                                   --------------
                                                        8,023,588
                                                   --------------
                   FINANCIAL (0.3%)
   2,095,000       Dow Jones TRAC-X North America
                   High Yield Series 2 March 2009
                   Trust 3(a)
                   8.000%, 03/25/09                     2,052,750
   2,095,000       Dow Jones TRAC-X North America
                   High Yield Series 2 March 2009
                   Trust 4(a)
                   10.125%, 03/25/09                    2,058,000
     534,000       LNR Property Corp.
                   7.625%, 07/15/13                       554,243
   1,100,000       Senior Housing Properties
                   Trust
                   8.625%, 01/15/12                     1,240,312
                                                   --------------
                                                        5,905,305
                                                   --------------
                   TELECOMMUNICATIONS (0.2%)
   2,147,000       AT&T Corp.
                   8.750%, 11/15/31                     2,284,164
     890,000       General Cable Corp.(a)
                   9.500%, 11/15/10                       981,750

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$    471,000       IPCS Escrow Company(a)
                   11.500%, 05/01/12               $      481,950
     524,000       Nextel Communications, Inc.
                   7.375%, 08/01/15                       547,969
                                                   --------------
                                                        4,295,833
                                                   --------------
                   TRANSPORTATION (0.1%)
     210,000       Overseas Shipholding Group,
                   Inc.
                   8.750%, 12/01/13                       240,450
                                                   --------------
                   UTILITIES (0.2%)
                   Calpine Corp.
   2,682,000       8.500%, 05/01/08                     1,908,480
   2,043,000       8.500%, 02/15/11                     1,443,488
     510,000       7.750%, 04/15/09                       356,300
   1,048,000       Edison International
                   9.875%, 04/15/11                     1,086,750
                                                   --------------
                                                        4,795,018
                                                   --------------
                   TOTAL CORPORATE BONDS               79,754,532
                                                   --------------
 NUMBER OF
 CONTRACTS                                             VALUE
-----------------------------------------------------------------
                   OPTIONS (0.7%)
                   CONSUMER CYCLICAL (0.1%)
       3,400       Carnival Corp.(b)
                   Call, 01/21/06, Strike 45            1,836,000
         900       Mandalay Resort Group(b)
                   Call, 01/21/06, Strike 60              837,000
                                                   --------------
                                                        2,673,000
                                                   --------------
                   CONSUMER GROWTH STAPLES (0.2%)
         100       Bausch & Lomb, Inc.(b)
                   Call, 01/21/06, Strike 65               98,000
       1,400       Biogen, Inc.(b)
                   Call, 01/21/06, Strike 70            1,302,000
       1,840       Gillette Company(b)
                   Call, 01/21/06, Strike 40              956,800
       1,300       Nike, Inc.(b)
                   Call, 01/21/06, Strike 80              988,000
       3,400       Starbucks Corp.(b)
                   Call, 01/21/06, Strike 40            2,312,000
                                                   --------------
                                                        5,656,800
                                                   --------------
                   CONSUMER STAPLES (0.2%)
       3,500       Altria Group, Inc.(b)
                   Call, 01/21/06, Strike 55            2,100,000
       2,513       Coca-Cola Company(b)
                   Call, 01/21/06, Strike 50            1,407,280
       1,330       Kellogg Company(b)
                   Call, 01/21/06, Strike 45              425,600
                                                   --------------
                                                        3,932,880
                                                   --------------
                   FINANCIAL (0.1%)
      13,000       Allstate Corp.(b)
                   Call, 01/21/06, Strike 45              702,000
                                                   --------------

 4             See accompanying Notes to Schedule of Investments.

                          STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 NUMBER OF
 CONTRACTS                                             VALUE
-----------------------------------------------------------------
                   TELECOMMUNICATIONS (0.1%)
       2,400       QUALCOMM, Inc.(b)
                   Call, 01/21/06, Strike 75       $    1,728,000
                                                   --------------
                   TOTAL OPTIONS                       14,692,680
                                                   --------------
                   TOTAL SYNTHETIC CONVERTIBLE
                   SECURITIES
                   (Cost $96,345,822)                  94,447,212
                                                   ==============
 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (7.6%)
                   CAPITAL GOODS - INDUSTRIAL (1.8%)
$     80,000       Cummins, Inc.
                   7.000%                          $    5,730,000
     575,000       Ford Motor Company
                   Capital Trust II
                   6.500%                              32,447,250
                                                   --------------
                                                       38,177,250
                                                   --------------
                   CAPITAL GOODS - TECHNOLOGY (1.5%)
     255,000       Xerox Corp.
                   6.250%                              31,987,200
                                                   --------------
                   CONSUMER GROWTH STAPLES (1.6%)
     635,000       Baxter International, Inc.
                   7.000%                              34,397,950
                                                   --------------

                   ENERGY (0.8%)
     140,000       Amerada Hess Corp.
                   7.000%                               9,392,600
     150,000       Southern Union Company
                   5.750%                               9,091,500
                                                   --------------
                                                       18,484,100
                                                   --------------
                   FINANCIAL (1.1%)
     300,000       Chubb Corp.
                   7.000%                               8,511,000
     220,000       National Australia Bank, Ltd.
                   7.875%                               7,900,200
      35,000       State Street Corp.
                   6.750%                               8,128,750
                                                   --------------
                                                       24,539,950
                                                   --------------
                   TELECOMMUNICATIONS (0.4%)
     170,000       ALLTEL Corp.
                   7.750%                               8,474,500
                                                   --------------
                   UTILITIES (0.4%)
     200,000       Calpine Capital Trust III
                   5.000%                               9,225,000
                                                   --------------
                   TOTAL CONVERTIBLE PREFERRED
                   STOCKS
                   (Cost $168,197,765)                165,285,950
                                                   ==============

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------

COMMON STOCKS (47.3%)
                   BASIC INDUSTRIES (0.8%)
     210,000       3M Company                      $   18,160,800
                                                   --------------
                   CAPITAL GOODS - INDUSTRIAL (4.4%)
     215,000       Caterpillar, Inc.                   16,711,950
   1,275,000       Ford Motor Company                  19,584,000
     560,000       General Electric Company            16,772,000
     365,000       General Motors Corp.                17,308,300
     920,000       Waste Management, Inc.              26,128,000
                                                   --------------
                                                       96,504,250
                                                   --------------
                   CAPITAL GOODS - TECHNOLOGY (3.8%)
     280,000       Emerson Electric Company            16,861,600
     945,000       Intel Corp.                         24,314,850
     280,000       International Business
                   Machines Corp.                      24,687,600
     495,000       Rockwell Automation, Inc.           16,181,550
                                                   --------------
                                                       82,045,600
                                                   --------------
                   CONSUMER CYCLICAL (4.7%)
     300,000       Eaton Corp.                         17,814,000
     280,000       Kimberly-Clark Corp.                18,326,000
     500,000       May Department Stores Company       15,400,000
     335,000       Maytag Corp.                         9,346,500
     165,000       Procter & Gamble Company            17,448,750
     980,000       Saks, Inc.                          14,112,000
     240,000       Sears Roebuck & Company              9,612,000
                                                   --------------
                                                      102,059,250
                                                   --------------
                   CONSUMER GROWTH STAPLES (10.3%)
   2,000,000 AUD   APN News & Media, Ltd.               5,676,492
   2,835,000       Bristol-Myers Squibb Company        71,158,500
     440,000       Gillette Company                    18,004,800
      35,000 CHF   Givaudan, SA                        17,410,921
     540,000       Johnson & Johnson                   29,176,200
   1,200,000       Merck & Company, Inc.               56,400,000
     740,000       Pfizer, Inc.                        26,462,400
                                                   --------------
                                                      224,289,313
                                                   --------------
                   CONSUMER STAPLES (1.8%)
   1,600,000 GBP   Enterprise Inns, PLC                17,307,910
     650,000       Sara Lee Corp.                      15,002,000
     210,000       Supervalu, Inc.                      6,465,900
                                                   --------------
                                                       38,775,810
                                                   --------------

               See accompanying Notes to Schedule of Investments.              5

                          STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2004 (UNAUDITED)

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
                   CREDIT CYCLICALS (3.8%)
     130,000       Independence Community Bank
                   Corp.                           $    4,735,900
     484,100       New York Community Bancorp,
                   Inc.                                12,136,387
   1,660,000       Washington Mutual, Inc.             65,387,400
                                                   --------------
                                                       82,259,687
                                                   --------------
                   ENERGY (3.3%)
     400,000       Chevrontexaco Corp.                 36,600,000
     250,000       Conocophillips                      17,825,000
      29,000 EUR   OMV, AG                              5,301,474
     270,000       PetroChina Company, Ltd.            11,610,000
                                                   --------------
                                                       71,336,474
                                                   --------------
                   FINANCIAL (8.0%)
     295,900       Allstate Corp.                      13,581,810
     335,000       Bank of America Corp.               26,964,150
     665,000       Citigroup, Inc.                     31,979,850
     230,000       Federal National Mortgage
                   Association                         15,805,600
     150,000       Fidelity National Corp.              5,490,000
     549,700       General Growth Properties,
                   Inc.                                14,902,367
     120,000       Jefferson-Pilot Corp.                5,950,800
     307,600       Mills Corp.                         12,488,560
     300,000       Morgan Stanley                      15,417,000
      81,900       UnionBanCal Corp.                    4,375,917
     585,000       Wachovia Corp.                      26,763,750
                                                   --------------
                                                      173,719,804
                                                   --------------
                   TELECOMMUNICATIONS (6.4%)
   1,265,000       Bellsouth Corp.                     32,649,650
     420,000       QUALCOMM, Inc.                      26,233,200
   2,100,000       SBC Communications, Inc.            52,290,000
     710,000       Verizon Communications, Inc.        26,795,400
                                                   --------------
                                                      137,968,250
                                                   --------------
                   TOTAL COMMON STOCKS
                   (Cost $1,053,698,017)            1,027,119,238
                                                   ==============
 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
SHORT TERM INVESTMENTS (7.0%)
$ 50,000,000       Citigroup, Inc. Commercial
                   Paper
                   0.840%, 05/03/04                $   49,997,667
  53,259,000       Exxon Mobil Corporation
                   Commercial Paper
                   0.840%, 05/03/04                    53,256,514
  50,000,000       UBS Finance, Inc. Commercial
                   Paper
                   0.840%, 05/03/04                    49,997,667
                                                   --------------
                   TOTAL SHORT TERM INVESTMENTS
                   (Cost $153,251,848)                153,251,848
                                                   ==============
TOTAL INVESTMENTS (104.3%)
(Cost $2,314,490,247)                               2,264,347,589
                                                   ==============
LIABILITIES, LESS OTHER ASSETS (-4.3%)                (93,910,150)
                                                   --------------
NET ASSETS (100.0%)                                $2,170,437,439
                                                   ==============

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market values for securities denominated in foreign currencies are shown in U.S. dollars.

(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At April 30, 2004, the market value of 144A securities that cannot currently be exchanged to the registered form is $167,173,028 or 7.7% of net assets of the Fund.
(b) Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
AUD: Australian Dollar
CHF: Swiss Franc
EUR: European Monetary Unit
GBP: British Pound Sterling

 6              See accompanying Notes to Financial Statements.

                      STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $2,314,490,247)                     $2,264,347,589
Cash with custodian (interest bearing)                              18,482,943
Accrued interest and dividends receivable                           26,040,771
                                                                --------------
   Total Assets                                                  2,308,871,303
                                                                --------------
LIABILITIES
Payable for investments purchased                                  134,918,025
Payable to investment advisor                                        1,721,121
Payable for offering and organizational fees                         1,671,687
Other accounts payable and accrued liabilities                         123,031
                                                                --------------
   Total Liabilities                                               138,433,864
                                                                --------------
NET ASSETS                                                      $2,170,437,439
                                                                ==============
COMPOSITION OF NET ASSETS
Common stock, no par value, unlimited shares authorized,
  154,514,000 shares issued and outstanding                     $2,211,682,859
Undistributed net investment income (loss)                           8,923,878
Accumulated net realized gain (loss) on foreign currency
  transactions                                                          23,081
Net unrealized appreciation (depreciation) on investments
  and foreign currency translations                                (50,192,379)
                                                                --------------
NET ASSETS                                                      $2,170,437,439
                                                                ==============
Net asset value per common share based on 154,514,000 shares
  issued and outstanding                                        $        14.05
                                                                ==============

                See accompanying Notes to Financial Statements.                7

                            STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2004* (UNAUDITED)

----------------------------------------------------------------------------
INVESTMENT INCOME
Interest (net of foreign taxes withheld of $1,500)              $  3,733,546
Dividends (net of foreign taxes withheld of $75,168)               7,241,102
                                                                ------------
  Total investment income                                         10,974,648
                                                                ------------
EXPENSES
Investment advisory fees                                           1,831,010
Organization fees                                                     96,729
Accounting fees                                                       41,267
Financial accounting fees                                             21,092
Printing and mailing fees                                             20,832
Custodian fees                                                        12,960
Audit and legal fees                                                   9,472
Registration fees                                                      9,088
Other                                                                  3,936
Transfer agent fees                                                    2,624
Trustees' fees                                                         1,760
                                                                ------------
   Total expenses                                                  2,050,770
                                                                ------------
NET INVESTMENT INCOME (LOSS)                                       8,923,878
                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY
Net realized gain (loss) from:
   Foreign currency transactions                                      23,081
Change in net unrealized appreciation/depreciation on:
   Investments                                                   (50,142,658)
   Foreign currency translations                                     (49,721)
                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY                                               (50,169,298)
                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $(41,245,420)
                                                                ============

* The Fund commenced operations on March 26, 2004.

 8              See accompanying Notes to Financial Statements.

                              STATEMENT OF CHANGES
                                 IN NET ASSETS

FOR THE PERIOD ENDED APRIL 30. 2004* (UNAUDITED)

------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                    $    8,923,878
Net realized gain (loss) from foreign currency transactions             23,081
Change in net unrealized appreciation/depreciation on
  investments and foreign currency translations                    (50,192,379)
                                                                --------------
Net increase (decrease) in net assets resulting from
  operations                                                       (41,245,420)
                                                                --------------
CAPITAL STOCK TRANSACTIONS
Proceeds from initial offering                                   2,213,412,630
Offering costs on common shares                                     (1,729,771)
                                                                --------------
Net increase (decrease) in net assets from capital stock
  transactions                                                   2,211,682,859
                                                                --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          2,170,437,439
                                                                --------------
NET ASSETS
Beginning of period*                                                        --
End of period                                                   $2,170,437,439
                                                                ==============
Undistributed net investment income (loss)                      $    8,923,878

* The Fund commenced operations on March 26, 2004.

                See accompanying Notes to Financial Statements.                9

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - CALAMOS Strategic Total Return Fund (the "Fund") was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund's investment objective is to provide total return through a combination of capital appreciation and current income.

PORTFOLIO VALUATION - In computing the net asset value of the Fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term securities with maturities of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is valued at a fair value following procedures approved by the Board of Trustees or a committee thereof. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees or a committee thereof, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed. As stated above, if the market price is not readily available or is not reflective of the fair value of the security, the security will be valued at a fair value following procedures approved by the Board of Trustees or a committee thereof.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Short term investment transactions are recorded on a trade date basis. Long term investment transactions are recorded on a trade date plus one basis, except for April 30th and October 31st, which are recorded on trade date. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction.

FEDERAL INCOME TAXES - No provision has been made for Federal income taxes since the Fund is taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986.

DIVIDENDS - Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

accepted in the United States. These differences are primarily due to differing treatments for foreign currency transaction and contingent payment debt instruments.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 - INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with CALAMOS ASSET MANAGEMENT, INC. ("CAM"), the Fund pays an annual fee, payable monthly, equal to 1.00% based on the average weekly managed assets. "Managed Assets" means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of total liabilities (other than debt representing financial leverage).

Effective April 1, 2004, CAM receives a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of Combined Assets (Calamos Investment Trust, Calamos Advisor Trust, Calamos Convertible and High Income Fund and Calamos Strategic Total Return Fund); 0.0150% on the next $1 billion of Combined Assets; and 0.0110% on Combined Assets above $2 billion for financial accounting services. The Fund will pay its pro rata share of the financial accounting service fee payable to CAM based on relative managed assets of the Fund.

Certain portfolio transactions for the Fund may be executed through CALAMOS FINANCIAL SERVICES, INC. ("CFS") as broker, consistent with the Fund's policy of obtaining best price and execution. During the period ended April 30, 2004, the Fund paid no brokerage commissions to CFS on purchases or sales of Fund securities.

Certain officers and trustees of the Fund are also officers and directors of CFS and CAM. All officers and affiliated trustees serve without direct compensation from the Fund.

The Fund has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" of CAM and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Fund. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. The Fund's obligation to make payments under the Plan is a general obligation of the Fund. There were no deferred compensation investments as of April 30, 2004.

NOTE 3 - INVESTMENTS
Purchases and sales of investments other than short-term obligations for the period ended April 30, 2004 were as follows:

Purchases                                                       $2,161,346,301
Proceeds from sales                                                         --

The following information is presented on an income tax basis as of April 30, 2004. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

The cost basis of investments for Federal income tax purposes at April 30, 2004 was as follows:

Cost basis of investments                                       $2,315,400,247
Gross unrealized appreciation                                       20,588,338
Gross unrealized depreciation                                      (71,640,996)
                                                                --------------
Net unrealized appreciation (depreciation)                      $  (51,052,658)
                                                                ==============

NOTE 4 - FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates, and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. There were no open forward foreign currency contracts at April 30, 2004.

NOTE 5 - OPTIONS TRANSACTIONS
The Funds may engage in options transactions and in doing so achieve the similar objectives to what they would achieve through the sale or purchase of individual securities. For the period ended April 30, 2004 there were no net realized gains or losses on option transactions.

NOTE 6 - COMMON STOCK
There are unlimited common shares of beneficial interest authorized and 154,514,000 shares outstanding at April 30, 2004. CAM owned 14,000 of the outstanding shares. Transactions in common shares were as follows:

                                                                 PERIOD ENDED
                                                                APRIL 30, 2004*
-------------------------------------------------------------------------------
Beginning Shares                                                           --
Shares Sold                                                       154,514,000
Shares Issued Through Reinvestment of Distributions                        --
                                                                  -----------
Ending Shares                                                     154,514,000
                                                                  ===========

* The Fund commenced operations on March 26, 2004.

NOTE 7 - SUBSEQUENT EVENT

On May 6, 2004, the Fund offered 43,200 Preferred Shares. The Preferred Shares consisted of seven series, 7,040 shares of Series M, 7,040 shares of Series TU, 7,040 shares of Series W, 7,040 shares of Series TH, 7,040 shares of Series F, 4,000 shares of Series A, and 4,000 shares of Series B. The Preferred Shares have a liquidation preference of $25,000 per share, plus any accumulated, unpaid dividends and also have priority over the Fund's common shares as to distribution of assets. The Preferred Shares pay dividends based on a rate set at auction, usually held weekly in the case of Series M, TU, W, TH, and F and every 28 days in the case of Series A and B. Dividends on the Preferred Shares are cumulative. The Preferred Shares were offered with a rating of "Aaa" from Moody's and "AAA" from Fitch Ratings.

                              FINANCIAL HIGHLIGHTS

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD WAS AS
FOLLOWS:

                                                                March 26, 2004*
                                                                    through
                                                                April 30, 2004
                                                                  (unaudited)
-------------------------------------------------------------------------------
Net asset value, beginning of period                              $    14.32(a)
                                                                  ----------
Income from investment operations:
 Net investment income (loss)                                           0.06
 Net realized and unrealized gain (loss) from investments
  and foreign currency                                                 (0.32)
                                                                  ----------
  Total from investment operations                                     (0.26)
-------------------------------------------------------------------------------
Less dividends to common shareholders from:
 Net investment income                                                    --
Capital charge resulting from issuance of common shares                (0.01)
-------------------------------------------------------------------------------
Net asset value, end of period                                    $    14.05
                                                                  ==========
Market value, end of period                                       $    14.55
-------------------------------------------------------------------------------
Total investment return based on(b):
 Net Asset Value                                                       -1.92%
 Market Value                                                          -3.00%
-------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period (000's omitted)                         $2,170,437
Ratios to Average Net Assets:
 Net expenses(c)                                                        1.12%
 Net investment income (loss)(c)                                        4.86%
Portfolio turnover rate                                                 0.00%
-------------------------------------------------------------------------------

*   Commencement of operations.
(a) Net of sales load of $0.675 on initial shares issued and beginning net asset value of $14.325.
(b) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected.
(c) Annualized.

                See accompanying Notes to Financial Statements.               13

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of CALAMOS Strategic Total Return Fund

We have reviewed the accompanying statement of assets and liabilities, including the schedule of investments, of CALAMOS Strategic Total Return Fund (the "Fund") as of April 30, 2004, and the related statements of operations and changes in net assets and the financial highlights for the period from March 26, 2004 (commencement of operations) through April 30, 2004. These interim financial statements and financial highlights are the responsibility of the Fund's management.

We conducted our review in accordance with standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
June 15, 2004

    FOR 24 HOUR SHAREHOLDER ASSISTANCE
    800.432.8224

    TO OBTAIN INFORMATION
    800.582.6959

    VISIT OUR WEB-SITE
    www.calamos.com

    INVESTMENT ADVISER
    CALAMOS ASSET MANAGEMENT, INC.
    1111 E. Warrenville Road
    Naperville, IL 60563-1463

    CUSTODIAN AND TRANSFER AGENT
    The Bank of New York
    P.O. Box 11258
    Church Street Station
    New York, New York 10286
    800.524.4458

    INDEPENDENT AUDITORS
    Deloitte & Touche LLP
    Chicago, IL

    LEGAL COUNSEL
    Bell, Boyd & Lloyd LLC
    Chicago, IL

[RECYCLED LOGO]                                                       1946 04/04

ITEM 2.  CODE OF ETHICS.

Not applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported on a timely basis.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  Code of Ethics -- Not applicable.

(a)(2)(i)  Certification of Principal Executive Officer.

(a)(2)(ii)  Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  July 6, 2004

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  July 6, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  July 6, 2004

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  July 6, 2004